Stock Option Plan - Summary of Non-cash Stock Based Compensation Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 227,348	$ 26,759	$ 60,685
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	63,885	12,528
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 163,463	$ 14,231	$ 60,685